OTHER ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current
Work in progress	$ 167	$ 167
Prepayments and other assets	342	305
Assets held for sale	15	17
Total current	524	489
Non-current
Prepayments and other assets	250	248
Total non-current	$ 250	$ 248